UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:

This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
NEW MOUNTAIN VANTAGE ADVISERS, L.L.C.
787 SEVENTH AVENUE, 49TH FLOOR

NEW YORK, NY 10019

(212)-720-0300

Form 13F File Number: 28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


              Name:    STEVEN B. KLINSKY
              Title:   MANAGING MEMBER
              Phone:   (212) 720-0300

              Signature, Place and Date of Signing:

              /s/ Steven B. Klinsky    New York, NY        May 15, 2007
              ---------------------    ---------------     ---------------
              [Signature]              [City, State]       [Date]


Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in the report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number:               Name

                           FORM 13 F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:  2

FORM 13 F INFORMATION TABLE ENTRY TOTAL:    22

FORM 13 F INFORMATION TABLE VALUE TOTAL:

$   1,132,171      (thousands)



LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number:      Name:.

1      28-12375                   NEW MOUNTAIN VANTAGE GP, L.L.C.

2      28-12376                   STEVEN B. KLINSKY


                                                FORM 13F INFORMATION TABLE

      Column 1                      Column 2       Column 3    Column 4        Column 5           Column 6     Column 7     Column 8
------------------------------   --------------    ---------   --------- --------------------    ----------    --------  -----------

                                                                          SHRS                                              VOTING
                                                                           OR                                              AUTHORITY
                                                                 VALUE    PRN    SH/     PUT/    INVESTMENT     OTHER    SOLE SHARED
    NAME OF ISSUER               TITLE OF CLASS      CUSIP      (X$1000)  AMT    PRN     CALL    DISCRETION    MANAGERS      NONE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
AMBAC FINL GROUP INC             COM               023139108    34,262         396,600 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
BARNES GROUP INC                 COM               067806109    29,901       1,299,500 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
BLACK & DECKER CORP              COM               091797100    33,236         407,200 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
GROUPE CGI INC                   CL A SUB VTG      39945C109    22,265       2,571,000 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
CHESAPEAKE ENERGY CORP           COM               165167107    25,220         816,700 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
COMMERCE BANCORP INC NJ          COM               200519106    82,532       2,472,500 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
EAGLE ROCK ENERGY PARTNERS L     UNIT 99/99/9999   26985R104    20,977       1,030,300 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
ECHOSTAR COMMUNICATIONS NEW      CL A              278762109    30,423         700,500 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
GUITAR CTR MGMT INC              COM               402040109    35,072         777,300 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
HEWITT ASSOCS INC                COM               42822Q100    76,574       2,619,700 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
INDYMAC BANCORP INC              COM               456607100    88,795       2,770,500 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
JOHNSON CTLS INC                 COM               478366107    34,565         365,300 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
LIBERTY MEDIA HLDG CORP          INT COM SER A     53071M104    58,673       2,463,200 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
LIBERTY MEDIA HLDG CORP          CAP COM SER A     53071M302    68,898         623,000 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
NATIONAL FUEL GAS CO N J         COM               636180101   179,274       4,144,100 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
NATIONAL FUEL GAS CO N J         COM               636180101   115,807       2,677,000 SH          OTHER          1,2     SHARED
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
NAVIGANT CONSULTING INC          COM               63935N107     5,786         292,800 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
SECURITY CAPITAL ASSURANCE       COM               G8018D107    33,800       1,197,300 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
SOURCE INTERLINK COS INC         COM NEW           836151209    33,074       4,929,100 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
SPDR TR                          UNIT SER 1        78462F103    30,346         213,706 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
UNIVERSAL COMPRESSION HLDGS      COM               913431102    57,122         844,000 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
WHIRLPOOL CORP                   COM               963320106    35,569         418,900 SH          DEFINED        1,2       SOLE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
